Leases (Tables)	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Summary of Right-of-use Assets	Right-of-use assets

	Land and buildings	Investment property	Other	Total
	$m	$m	$m	$m
Cost
At 1 January 2024	534	52	3	589
Additions and other remeasurements	28	–	5	33
Transfers to finance lease receivable	(13)	(14)	(4)	(31)
Terminations	(11)	–	(1)	(12)
Exchange and other adjustments	(5)	–	–	(5)
At 31 December 2024	533	38	3	574
Additions and other remeasurements	16	–	1	17
Terminations	(2)	–	–	(2)
Exchange and other adjustments	8	–	–	8
At 31 December 2025	555	38	4	597
Depreciation and impairment
At 1 January 2024	(266)	(49)	(1)	(316)
Provided	(21)	–	(1)	(22)
System Fund expense	2	–	–	2
Transfers to finance lease receivable	8	13	–	21
Terminations	11	–	1	12
Exchange and other adjustments	5	–	–	5
At 31 December 2024	(261)	(36)	(1)	(298)
Provided	(23)	–	(1)	(24)
System Fund expense	(1)	–	–	(1)
Impairment charge	(1)	–	–	(1)
Terminations	2	–	–	2
Exchange and other adjustments	(6)	–	–	(6)
At 31 December 2025	(290)	(36)	(2)	(328)

Net book value
At 31 December 2025	265	2	2	269
At 31 December 2024	272	2	2	276
At 1 January 2024	268	3	2	273

Summary of Lease Liabilities	Lease liabilities
The Group’s lease liabilities are discounted at incremental borrowing rates of up to 9.9%. The rate implicit in the InterContinental
Boston lease was 9.7% and was derived from a valuation of the hotel at lease inception in 2006.

	2025	2024
Currency	$m	$m
US dollars	343	357
Sterling	32	31
Euros	5	3
Other	26	23
	406	414

Analysed as:
Current	28	26
Non-current	378	388
	406	414

Summary of Lease Expenditure Recognised Explanatory	Amounts recognised in the Group income statement

	2025	2024	2023
	$m	$m	$m
Depreciation of right-of-use assets	24	22	22
System Fund depreciation of right-of-use assets	1	(2)	2
Impairment charge	1	–	–
Expense relating to variable lease payments	84	77	62
Expense relating to short-term leases and low-value assets	2	1	2
Income from operating subleases	(7)	(3)	(2)
Recognised in operating profit	105	95	86
Interest on lease liabilities	30	30	29
Total recognised in the Group income statement	135	125	115

Summary of Detailed Information About Lease Liabilities Recognized In Cash Flow Statement Explanatory	Amounts recognised in the Group statement of cash flows

	2025	2024	2023
	$m	$m	$m
Operating activities	107	108	92
Investing activities	(4)	(4)	–
Financing activities	30	46	28
Net cash paid	133	150	120